Assets Held for Sale	12 Months Ended
Dec. 31, 2020
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Assets Held for Sale

10.	Assets Held for Sale
Details of assets held for sale as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
	Subsidiaries		Controlling company(*1)	Subsidiaries	Total
Assets
Cash and cash equivalents(*2)	￦	374	—	934	934
Other financial assets		185	—	273	273
Property, plant and equipment		32,972	32,244	40	32,284
Others		4,306	—	719	719

	￦	37,837	32,244	1,966	34,210

Liabilities
Others	￦	8	—	25	25

(*1)
During the year ended December 31, 2019, the Company decided to dispose individual assets for which use was discontinued, such as CEM plants, and classified the assets as held for sale. During the year ended December 31, 2020 the Company recognized
￦
5,030 million of impairment loss for the difference between the fair value less costs to sell and the carrying amount of the assets.

(*2)	Cash and cash equivalents in the statement of cash flows include cash and cash equivalents that are classified as assets held for sale as of December 31, 2019 and 2020.